Share Capital- Share-based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 9,218	$ 7,931
Share-based compensation in contributed surplus	3,380	3,686
Equity Reserves, Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation in contributed surplus	3,380	3,686
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,574	2,091
Performance share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	4,093	3,158
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	1,756	1,087
Restricted share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 1,795	$ 1,595